Large-Cap Growth ProFund Expense Example - Large-Cap Growth ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 173
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	2,009
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	838
Expense Example, with Redemption, 5 Years	1,430
Expense Example, with Redemption, 10 Years	$ 3,032